Annual Operating Expenses - FidelityLargeCapStockK6Fund-PRO - FidelityLargeCapStockK6Fund-PRO - Fidelity Large Cap Stock K6 Fund - Fidelity Large Cap Stock K6 Fund	Jun. 29, 2024
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%